SHARE-BASED COMPENSATION - Granted options to employees (Details) - Option plan	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	270,000	4,801,938	12,081,000
Weighted average exercise price (in usd per share)	$ 1.349	$ 0.902	$ 0.931
Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	270,000	4,801,938	12,081,000
Weighted average exercise price (in usd per share)	$ 1.349	$ 0.902	$ 0.931
Employee | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)	0.223	0.092	0.891
Employee | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)	$ 0.581	$ 489	$ 1.292